INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	$ 66.1	$ 70.2
Recognized in income	33.3	(2.9)
Recognized in OCI	(14.9)	19.4
Business combinations	0.7	(6.6)
Foreign currency exchange differences	12.7	(5.8)
Deferred tax liability (asset), end	18.6	66.1
Deferred tax assets and liabilities, Recognized in equity	15.7
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(33.4)	(35.2)
Recognized in income	12.0	(1.2)
Recognized in OCI	0.0	0.0
Business combinations	2.4	0.0
Foreign currency exchange differences	0.3	(0.6)
Deferred tax liability (asset), end	(48.1)	(33.4)
Deferred tax assets and liabilities, Recognized in equity	0.0
Unclaimed research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(64.4)	(45.1)
Recognized in income	5.8	19.3
Recognized in OCI	0.0	0.0
Business combinations	0.6	0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end	(70.8)	(64.4)
Deferred tax assets and liabilities, Recognized in equity	0.0
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(1.4)	(0.7)
Recognized in income	(0.3)	0.7
Recognized in OCI	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end	(1.1)	(1.4)
Deferred tax assets and liabilities, Recognized in equity	0.0
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	70.0	74.1
Recognized in income	(6.4)	4.1
Recognized in OCI	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end	76.4	70.0
Deferred tax assets and liabilities, Recognized in equity	0.0
Property, plant and equipment and right-of-use of assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	88.4	67.4
Recognized in income	(5.8)	(11.2)
Recognized in OCI	0.0	0.0
Business combinations	6.9	(3.1)
Foreign currency exchange differences	12.1	(6.7)
Deferred tax liability (asset), end	75.2	88.4
Deferred tax assets and liabilities, Recognized in equity	0.0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	93.0	87.4
Recognized in income	9.0	(1.9)
Recognized in OCI	0.0	0.0
Business combinations	(11.5)	(2.9)
Foreign currency exchange differences	3.0	(0.8)
Deferred tax liability (asset), end	92.5	93.0
Deferred tax assets and liabilities, Recognized in equity	0.0
Deferred revenues, contract assets and contract liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	15.9	(2.0)
Recognized in income	6.4	(18.9)
Recognized in OCI	0.0	0.0
Business combinations	11.2	0.0
Foreign currency exchange differences	(0.2)	1.0
Deferred tax liability (asset), end	(1.5)	15.9
Deferred tax assets and liabilities, Recognized in equity	0.0
Foreign currency exchange difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	2.3	13.9
Recognized in income	2.7	(2.1)
Recognized in OCI	(1.6)	13.3
Business combinations	0.0	0.0
Foreign currency exchange differences	(0.2)	0.4
Deferred tax liability (asset), end	1.4	2.3
Deferred tax assets and liabilities, Recognized in equity	0.0
Derivative financial assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(25.5)	(0.2)
Recognized in income	(18.9)	15.6
Recognized in OCI	(13.0)	9.7
Business combinations	0.0	0.0
Foreign currency exchange differences	(0.1)	0.0
Deferred tax liability (asset), end	6.5	(25.5)
Deferred tax assets and liabilities, Recognized in equity	0.0
Defined benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(53.1)	(55.4)
Recognized in income	4.5	0.1
Recognized in OCI	(0.3)	(3.6)
Business combinations	0.0	0.0
Foreign currency exchange differences	(0.1)	1.2
Deferred tax liability (asset), end	(57.2)	(53.1)
Deferred tax assets and liabilities, Recognized in equity	0.0
Amounts not currently deductible
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(42.7)	(41.6)
Recognized in income	33.2	1.5
Recognized in OCI	0.0	0.0
Business combinations	(8.9)	(0.6)
Foreign currency exchange differences	(2.0)	0.2
Deferred tax liability (asset), end	(65.0)	(42.7)
Deferred tax assets and liabilities, Recognized in equity	0.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	17.0	7.6
Recognized in income	(8.9)	(8.9)
Recognized in OCI	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	(0.1)	(0.5)
Deferred tax liability (asset), end	10.3	$ 17.0
Deferred tax assets and liabilities, Recognized in equity	$ 15.7